OTHER FINANCIAL AND NON-OPERATING ITEMS (Summary of Other Financial Items) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Other Financial Items [Abstract]
Gain (Loss) on Sale of Assets and Asset Impairment Charges	$ (8,225)	$ 0	$ 0
Net cash movement on non-designated derivatives	702	(647)	(721)
Net (decrease)/increase in fair value of non-designated derivatives	(6,316)	6,492	13,908
Other items	(233)	(133)	(2,780)
Total other financial items, net	$ (5,847)	$ 5,712	$ 10,407